Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments

11. Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term loans and restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as at December 31, 2018 and 2017.